Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES EQUITY FUNDS
CIK	dei_EntityCentralIndexKey	0000745968
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 27, 2023
Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2023
Prospectus Date	rr_ProspectusDate	Nov. 30, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Clover Small Value Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSFAX
Federated Hermes Clover Small Value Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSFCX
Federated Hermes Clover Small Value Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSFRX
Federated Hermes Clover Small Value Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSFIX
Federated Hermes Clover Small Value Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSFSX
Federated Hermes Prudent Bear Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEARX
Federated Hermes Prudent Bear Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBRCX
Federated Hermes Prudent Bear Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBRIX